1
Gabelli SRI Fund, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .5%
Automotive — 3 .6%
7,191 Daimler Truck Holding AG ......................... $ 295,660
2,965 Mercedes-Benz Group AG ......................... 186,132
1,700 Toyota Motor Corp. , ADR .......................... 324,853
806,645
Automotive: Parts and Accessories — 1 .1%
4,000 Dana Inc. ................................................. 80,160
1,240 Genuine Parts Co. ..................................... 171,864
252,024
Beverage — 0 .4%
1,260 The Coca-Cola Co. .................................... 83,563
Broadcasting — 1 .4%
15,000 TEGNA Inc. .............................................. 304,950
Building and Construction — 4 .1%
1,500 Arcosa Inc. ............................................... 140,565
20,550 Canfor Corp. † ........................................... 180,885
570 Cavco Industries Inc. † .............................. 331,016
1,500 Champion Homes Inc. † ............................ 114,555
840 Johnson Controls International plc ............ 92,358
565 Lennar Corp. , Cl. A ................................... 71,212
930,591
Business Services — 2 .1%
160 Aon plc , Cl. A ........................................... 57,053
30,000 Havas NV ................................................. 55,139
155 Mastercard Inc. , Cl. A ............................... 88,166
800 UL Solutions Inc. , Cl. A ............................. 56,688
600 Visa Inc. , Cl. A .......................................... 204,828
461,874
Cable and Satellite — 0 .8%
5,700 Comcast Corp. , Cl. A ................................ 179,094
Computer Hardware — 1 .6%
600 Apple Inc. ................................................ 152,778
2,250 Hewlett Packard Enterprise Co. ................. 55,260
505 International Business Machines Corp. ...... 142,491
350,529
Computer Software and Services — 4 .4%
50 Adobe Inc. † .............................................. 17,638
1,130 Alphabet Inc. , Cl. A ................................... 274,703
1,420 Cisco Systems Inc. ................................... 97,156
100 Manhattan Associates Inc. † ...................... 20,498
320 Microsoft Corp. ........................................ 165,744
360 Oracle Corp. ............................................. 101,246
430 Palo Alto Networks Inc. † .......................... 87,557
315 Salesforce Inc. ......................................... 74,655
220 SAP SE , ADR ............................................ 58,786
355 Snowflake Inc. , Cl. A † ............................... 80,070
978,053
Shares
Market
Value
Consumer Products — 5 .5%
2,000 Church & Dwight Co. Inc. ......................... $ 175,260
27,400 Sony Group Corp. , ADR ............................ 788,846
4,000 Spectrum Brands Holdings Inc. ................ 210,120
965 Unilever plc , ADR ..................................... 57,205
1,231,431
Consumer Services — 2 .7%
540 Amazon.com Inc. † ................................... 118,568
6,000 API Group Corp. † ..................................... 206,220
6,500 Resideo Technologies Inc. † ...................... 280,670
605,458
Diversified Industrial — 3 .3%
6,600 ABB Ltd. , ADR .......................................... 474,870
223 Eaton Corp. plc ......................................... 83,458
500 Flex Ltd. † ................................................. 28,985
415 Otis Worldwide Corp. ............................... 37,943
190 Rockwell Automation Inc. ......................... 66,411
700 Rubrik Inc. , Cl. A † .................................... 57,575
749,242
Energy and Utilities — 2 .7%
5,500 NextEra Energy Inc. .................................. 415,195
1,750 RWE AG ................................................... 77,704
1,200 Sempra .................................................... 107,976
600,875
Entertainment — 3 .5%
7,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 291,130
1,370 Madison Square Garden Sports Corp. † ..... 310,990
820 The Walt Disney Co. ................................. 93,890
25,000 Vivendi SE ................................................ 87,995
784,005
Environmental Services — 4 .1%
650 Ecolab Inc. ............................................... 178,009
2,000 Waste Connections Inc. ............................ 351,600
1,740 Waste Management Inc. ........................... 384,244
913,853
Equipment and Supplies — 2 .7%
900 Federal Signal Corp. ................................. 107,091
335 FedEx Corp. .............................................. 78,996
10,000 Mueller Water Products Inc. , Cl. A ............. 255,200
105 Parker-Hannifin Corp. ............................... 79,606
250 Valmont Industries Inc. ............................. 96,933
617,826
Financial Services — 32 .0%
22,730 Aegon Ltd. ............................................... 182,320
3,585 Ally Financial Inc. ..................................... 140,532
1,650 American Express Co. ............................... 548,064
1,800 Axis Capital Holdings Ltd. ......................... 172,440
17,200 Banco Bilbao Vizcaya Argentaria SA .......... 329,964
12,000 Barclays plc .............................................. 61,263

Gabelli SRI Fund, Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
1,660 Capital One Financial Corp. ....................... $ 352,883
335 Chubb Ltd. ............................................... 94,554
3,635 Citigroup Inc. ........................................... 368,952
5,375 Commerzbank AG .................................... 202,505
755 CoStar Group Inc. † ................................... 63,699
4,296 Credit Agricole SA .................................... 84,331
42,100 Daiwa Securities Group Inc. ...................... 342,329
816 Diamond Hill Investment Group Inc. .......... 114,248
3,300 First American Financial Corp. ................... 211,992
160 First Citizens BancShares Inc. , Cl. A .......... 286,266
8,067 Flushing Financial Corp. ............................ 111,405
11,200 ING Groep NV .......................................... 290,272
3,900 ING Groep NV , ADR .................................. 101,712
530 Intercontinental Exchange Inc. .................. 89,294
2,050 Janus Henderson Group plc ...................... 91,246
1,725 KKR & Co. Inc. ......................................... 224,164
2,300 Moelis & Co. , Cl. A ................................... 164,036
415 Morgan Stanley ........................................ 65,968
905 Nasdaq Inc. .............................................. 80,047
20,400 NatWest Group plc ................................... 143,106
3,226 NN Group NV ........................................... 226,870
1,500 Old Republic International Corp. ............... 63,705
1,400 PayPal Holdings Inc. † ............................... 93,884
935 S&P Global Inc. ........................................ 455,074
2,950 Shinhan Financial Group Co. Ltd. , ADR ..... 148,592
5,480 Sony Financial Group Inc. , ADR † .............. 30,359
16,500 Standard Chartered plc ............................. 318,550
2,750 State Street Corp. ..................................... 319,027
2,450 The Bank of New York Mellon Corp. .......... 266,952
1,045 The Charles Schwab Corp. ........................ 99,766
5,725 TrustCo Bank Corp. NY ............................. 207,818
550 Webster Financial Corp. ............................ 32,692
7,180,881
Food — 6 .0%
10,300 BellRing Brands Inc. † ............................... 374,405
4,500 Mondelēz International Inc. , Cl. A .............. 281,115
4,200 Nestlé SA ................................................. 385,521
340 PepsiCo Inc. ............................................. 47,750
5,000 The Campbell's Company ......................... 157,900
4,000 The Simply Good Foods Co. † .................... 99,280
1,345,971
Health Care — 3 .2%
115 Eli Lilly & Co. ........................................... 87,745
180 HCA Healthcare Inc. .................................. 76,716
2,000 Henry Schein Inc. † ................................... 132,740
740 Merck & Co. Inc. ...................................... 62,108
2,500 Niagen Bioscience Inc. † ............................ 23,325
131 Regeneron Pharmaceuticals Inc. ............... 73,658
750 Royalty Pharma plc , Cl. A ......................... 26,460
Shares
Market
Value
1,265 Solventum Corp. † .................................... $ 92,345
325 The Cigna Group ...................................... 93,681
128 Vertex Pharmaceuticals Inc. † .................... 50,130
718,908
Machinery — 6 .6%
170 Caterpillar Inc. .......................................... 81,115
49,700 CNH Industrial NV .................................... 539,245
5,900 Xylem Inc. ................................................ 870,250
1,490,610
Real Estate Investment Trust — 0 .2%
350 Prologis Inc. ............................................ 40,082
Retail — 1 .6%
1,190 Lowe's Companies Inc. ............................. 299,059
480 The TJX Companies Inc. ........................... 69,379
368,438
Semiconductors — 3 .1%
465 Advanced Micro Devices Inc. † .................. 75,232
300 Broadcom Inc. ......................................... 98,973
1,100 Infineon Technologies AG ......................... 42,876
555 Lam Research Corp. ................................. 74,315
740 NVIDIA Corp. ........................................... 138,069
1,395 Texas Instruments Inc. ............................. 256,304
685,769
Specialty Chemicals — 0 .8%
330 Air Products and Chemicals Inc. ............... 89,998
1,025 DuPont de Nemours Inc. .......................... 79,847
169,845
TOTAL COMMON STOCKS ........................ 21,850,517
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .5%
$ 575,000 U.S. Treasury Bills,
3.964 % to 4.274% †† ,
10/23/25 to 12/11/25 ............................ 571,340
TOTAL INVESTMENTS — 100.0%
(Cost $ 13,764,108 ) ............................... $ 22,421,857
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt